STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Outstanding at beginning of the period ,Shares				3,646,870	2,612,500	3,646,870		2,415,000
Outstanding at beginning of the period Weighted Average Exercise Price				$ 1.60	$ 1.47	$ 1.60		$ 1.35
Exercisable at end of the period,Shares				2,896,120	1,952,750	2,896,120
Stock based compensation		$ 232,983	$ 511,441	$ 1,822,895	$ 1,265,450	$ 5,568,689	$ 5,801,672
Allocated Share-based Compensation Expense	5,227	6,969
Employee Stock Option [Member]
Outstanding at beginning of the period ,Shares				2,766,370		2,766,370
Outstanding at beginning of the period Weighted Average Exercise Price				$ 1.61		$ 1.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				1,129,242		1,129,242
Exercisable at end of the period,Shares				2,115,620		2,115,620
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				864,020		864,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				5 years 2 months 12 days
Stock based compensation				113,898
Allocated Share-based Compensation Expense		$ 113,898
Genspera 2009 Executive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,775,000		1,775,000
Genspera 2007 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,500,000		1,500,000
Restricted Stock Exercise Per Share Description				The exercise price of Nonqualified Stock Options shall not be less than 85% of the fair market value per share on the date of grant. The exercise price per share for Incentive Stock Option grants must be no less than 100% of the fair market value per share on the date of grant. The exercise price per share for an incentive stock option grant to an employee who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of stock of GenSpera or any parent or subsidiary, must be no less than 110% of the fair market value per share on the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				less than 20% per year